23. SHAREHOLDERS' EQUITY (Details) - shares		Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of common shares outstanding		1,387,524,047	1,387,524,047
Percent of total shares		100.00%	100.00%
Outstanding shares [member]
Disclosure of classes of share capital [line items]
Number of common shares outstanding		1,380,114,547	1,380,114,547
Percent of total shares		99.47%	99.47%
Percent of voting capital		100.00%	100.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of common shares outstanding		7,409,500	7,409,500
Percent of total shares		0.53%	0.53%
Vicunha acos s.a [member]
Disclosure of classes of share capital [line items]
Number of common shares outstanding	[1]	679,522,254	679,522,254
Percent of total shares	[1]	48.97%	48.97%
Percent of voting capital	[1]	49.24%	49.24%
Rio laco participacoes s.a. [member]
Disclosure of classes of share capital [line items]
Number of common shares outstanding	[1]	58,193,503	58,193,503
Percent of total shares	[1]	4.19%	4.19%
Percent of voting capital	[1]	4.22%	4.22%
NYSE (ADRs) [member]
Disclosure of classes of share capital [line items]
Number of common shares outstanding		248,763,533	262,206,103
Percent of total shares		17.93%	18.90%
Percent of voting capital		18.02%	19.00%
Other shareholders [member]
Disclosure of classes of share capital [line items]
Number of common shares outstanding		393,635,257	380,192,687
Percent of total shares		28.37%	27.40%
Percent of voting capital		28.52%	27.55%

[1]	Controlling group companies.